STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023	Jan. 31, 2022	Jan. 26, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option, outstanding	26,314		26,314		26,334	18,505
Common stock, capital shares reserved for future issuance	5,573,485		5,573,485		863,108
Number of restricted stock granted					9,535
Weighted average exercise price, vested or expected to vest	$ 707.59		$ 707.59		$ 707.63
Weighted-average fair value per share, grant				$ 19.24	$ 230.89
Unrecognized stock based compensation	$ 163,754		$ 163,754		$ 361,863
Weighted average period			1 year 3 months 25 days		1 year 7 months 9 days
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option, vesting period			0 years
Weighted average exercise price, vested or expected to vest	$ 103.20		$ 103.20
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option, vesting period			4 years
Weighted average exercise price, vested or expected to vest	$ 1,507.20		$ 1,507.20
Board of Members [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock granted				9,545	114,550
Board of Members [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option, vesting period					0 years
Weighted average exercise price, vested or expected to vest					$ 8.50
Board of Members [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option, vesting period					4 years
Weighted average exercise price, vested or expected to vest					$ 125.60
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense	$ 41,336	$ 128,357	$ 198,000	$ 731,126	$ 919,056	$ 121,764
Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense	$ 14,338	$ 28,791	$ 52,224	$ 124,034	$ 152,787	$ 0
2021 Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option, outstanding	18,432		18,432		18,432
Common stock, capital shares reserved for future issuance	4,166		4,166		4,166		26,725	12,500	12,500